Schedule of general and administrative expenses (Tables)	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Schedule of general and administrative expenses

	Nine months ended September 30, 2026	Nine months ended September 30, 2025
Legal, audit and accounting	$6,418	$3,238
Consulting fees	4,276	763
Salaries and wages	7,321	1,762
Office and travel	7,230	2,326
Marketing and shareholder communications	2,381	3,177
	$27,626	$11,266